2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Net income	$ 4,399	$ 4,360	$ 1,800	$ 4,773
Weighted average number of common shares outstanding – Basic	23,549,503	23,538,919	23,548,571	23,538,919
Stock options	434,984	148,572	270,857	238,356
Weighted average number of common shares outstanding – Diluted	23,984,487	23,687,491	23,819,428	23,777,275
Earnings per share
Basic	$ 0.19	$ 0.19	$ 0.08	$ 0.2
Diluted	$ 0.18	$ 0.18	$ 0.08	$ 0.2